ORDINARY SHARES AND STATUTORY RESERVE (Statutory reserves and restricted net assets and Dividend) (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 06, 2018 ¥ / shares	Mar. 06, 2018 $ / shares
ORDINARY SHARES AND STATUTORY RESERVE
Statutory reserve		¥ 158,828	¥ 153,521
Statutory Reserves, Percentage of Appropriation From Net Profit		10.00%
Statutory Reserves, Balance As Percentage to Capital		50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit		25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets		25.00%
Appropriations		¥ 5,307	313	¥ 12,943
Restricted net assets		1,483,411	1,438,505
Dividends Payable, Amount Per Share | (per share)					¥ 0.76	$ 0.12
Dividends, Common Stock, Cash	¥ 42,955	¥ 0	¥ 0